Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Statement Of Cash Flows, Additional Disclosures [Abstract]
Schedule of Cash Flow Supplemental Disclosures

	2025	2024	2023
Changes in non-cash working capital:
Accounts receivable	$125	$(940)	$368
Inventory	166	(616)	(219)
Prepaids and other	(22)	(42)	(23)
Accounts payable	84	(340)	78
Accrued liabilities	(316)	851	(812)
Current income tax liabilities	504	326	(1,558)
Other long-term liabilities	23	(106)	(200)
Net changes in non-cash working capital	$564	$(867)	$(2,366)
Relating to:
Operating activities	$672	$(743)	$(2,417)
Investing activities	(108)	(124)	51
	$564	$(867)	$(2,366)

Reconciliation of Liabilities Arising from Financing Activities
The following table summarizes movements in the Company's liabilities arising from financing activities for the years ended December 31, 2025 and 2024:

	Long-term debt	Lease liabilities	Liabilities from financing activities
At December 31, 2023	$10,799	$1,555	$12,354
Changes from financing cash flows:
Issuance of bank credit facilities and commercial paper, net (1)	5,466	—	5,466
Issuance of other long-term debt (1)	2,639	—	2,639
Repayment of other long-term debt (1)	(1,008)	—	(1,008)
Payment of lease liabilities	—	(325)	(325)
Non-cash changes:
Lease additions	—	231	231
Changes in foreign exchange and fair value (2)	923	3	926
At December 31, 2024	$18,819	$1,464	$20,283
Changes from financing cash flows:
Repayment of bank credit facilities and commercial paper, net (1)	(1,395)	—	(1,395)
Issuance of other long-term debt (1)	1,634	—	1,634
Repayment of other long-term debt (1)	(1,699)	—	(1,699)
Payment of lease liabilities	—	(361)	(361)
Non-cash changes:
Lease additions	—	2,055	2,055
Lease derecognitions	—	(61)	(61)
Changes in foreign exchange and fair value (2)	(742)	9	(733)
At December 31, 2025	$16,617	$3,106	$19,723
(1)Includes original issue discounts and premiums, and directly attributable transaction costs.
(2)Includes foreign exchange (gains) losses, the amortization of original issue discounts and premiums and directly attributable transaction costs